Mezzanine Equity And Stockholders' Equity (Deficit) - Redeemable Convertible Preferred Stock (Detail) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Series A Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Shares Authorized		2,010,728
Shares Issued		2,010,728
Shares Outstanding	2,010,728
Carrying Value		$ 7,714,336
Liquidation Preference		$ 7,714,336
Issuance Price		$ 2.19
Series B Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Shares Authorized		2,893,515
Shares Issued		2,824,881
Shares Outstanding	2,824,881
Carrying Value		$ 7,025,434
Liquidation Preference		$ 7,025,434
Issuance Price		$ 2.49
Series C-1 Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Shares Authorized		3,436,863
Shares Issued		426,732
Shares Outstanding	426,732
Carrying Value		$ 772,028
Liquidation Preference		$ 772,028
Issuance Price		$ 2.54
Series C-2 Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Shares Authorized		6,011,960
Shares Issued		5,857,512
Shares Outstanding	5,857,512
Carrying Value		$ 15,904,275
Liquidation Preference		$ 15,904,275
Issuance Price		$ 2.15